Income Taxes - Summary of Components of Income (Loss) Before Provision for Income Taxes (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2026
Income Tax Disclosure [Abstract]
Domestic		$ 182,200
Foreign		306,817
Net income (loss) before income taxes	$ (597)	$ 489,017